Weighted-Average Asset Allocation of Said Plan Assets for Pension Benefits (Detail) (Pension)	Mar. 31, 2014
Funds managed by trust
Weighted-average asset allocation	100.00%
Government of India securities
Funds managed by trust
Weighted-average asset allocation	6.30%
Debenture and bonds
Funds managed by trust
Weighted-average asset allocation	67.40%
Other securities
Funds managed by trust
Weighted-average asset allocation	26.30%